Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Useful Life of Plant and Property

Depreciation and amortization is computed on a straight-line basis as follows:

Buildings and building improvements	15-30 years
Leasehold improvements	15-30 years	*
Assets under capital leases	11-25 years	*
Equipment	5-15 years

*	Based on the lesser of the useful life of the asset or the term of the applicable lease.